Notes Payable (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2020	Feb. 28, 2021	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Debt Instrument [Line Items]
Proceeds from PPP loans				$ 0	$ 1,607	$ 1,607	$ 0
Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Proceeds from PPP loans	$ 1,600
Interest rate (as a percent)	1.00%
Loan forgiveness			$ 757,000
Paycheck Protection Program, CARES Act | Klein Associates Inc.
Debt Instrument [Line Items]
Loan forgiveness		$ 850,000
Paycheck Protection Program, CARES Act | Klein Associates Inc. | Subsequent Event
Debt Instrument [Line Items]
Loan forgiveness		$ 850,000